Debt (Details) - Schedule of Maturity Analysis of the Long-Term Debt	Jun. 30, 2024 USD ($)
Schedule of Maturity Analysis of the Long-Term Debt [Abstract]
2024	$ 206,247
2025	436,976
2026	451,457
2027	285,134
2028	215,978
Total debt	1,595,792
Less current portion	420,745
Long-term debt	$ 1,175,047